Common Stock and Additional Paid-in Capital - Non-Vested and Vested Shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of non vested shares
Balance	11	44
Granted	12,000
Forfeited		(17)
Vested	(12,011)	(16)
Balance	0	11
Weighted average grant date fair value per non vested shares
Balance	$ 87,032.00	$ 99,360.00
Granted	25.56
Forfeited		92,736.00
Vested	105.24	114,356.00
Balance	$ 0.00	$ 87,032.00
Number of vested shares
Balance	37	66
Vested shares granted in prior years	11	16
Granted and vested shares in prior years, but cancelled during 2016		(45)
Vested shares granted in 2017	12,000
Balance	12,048	37
Weighted average grant date fair value per vested shares
Balance	$ 146,648.00	$ 139,380.00
Vested shares granted in prior years	87,032.00	114,356.00
Granted and vested shares in prior years, but cancelled during 2016		124,384.00
Vested shares granted in 2017	25.56
Balance	$ 558.94	$ 146,648.00